Revenue from Contracts with Customers - Schedule of Revenue from Service and Rental Income Comprise (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue From Service and Rental Income Comprise [Abstract]
Leases and real estate related income		$ 345,019	$ 317,828	$ 264,322
Lease of physical space		128,636	86,598	100,968
Advertising		92,272	99,224	94,802
Distributors		92,241	93,702	84,424
Commissions	[1]	71,083	33,867	27,354
Administration of real estate		59,933	52,613	43,719
Telephone		48,428	40,973	34,811
Transport		43,625	37,035	29,837
Banking services		20,822	21,817	19,082
Money transfers		7,748	9,096	8,753
Other		17,342	26,740	33,174
Total service revenue		$ 927,149	$ 819,493	$ 741,246

[1]	The increase corresponds mainly to the payment received from Tuya S.A. for discounts granted on the use of the card, amounting to $39,403.